ACQUISITION	12 Months Ended
Dec. 31, 2021
ACQUISITION
ACQUISITION

23. ACQUISITION

Acquisition completed in 2019:

(1)    Ten Tutoring Centers controlled by Beijing Xinganxian

In February 2019, Beijing Xinganxian entered into an agreement with Beijing Jinghan Taihe Education Technology Co., Ltd. (“Jinghan Taihe”) to operate its ten branch companies located in Beijing for ten years from March 1, 2019 to February 28, 2029. Such ten branch companies operate ten centers to provide after school tutoring services to primary and secondary students (“Jinghan Tutoring Centers”). According to the Group’s assessment, starting from April 1, 2019 (“the acquisition date”), Beijing Xinganxian had the right to determine all business activities and to receive the expected residual return, also had the obligation to absorb expected loss of ten branch companies. Therefore, Beijing Xinganxian obtained substantial controls over the ten branch companies from April 1, 2019. Beijing Xinganxian also has the sole discretion to renew the agreement for another ten years.

The Group applied the acquisition method under ASC 805 Business Combinations regarding the consolidation of the ten branch companies. Pursuant to the agreement, on February 28, 2029, Jinghan Taihe shall pay to Beijing Xinganxian all of the: (i) RMB 27,871 which is the balances of deferred revenue of the ten branch companies as of the acquisition date; (ii) the rental, payroll and welfare payables related to the contracts entered into by Jinghan Taihe as of and after the acquisition date that is going to be paid by Beijing Xinganxian, the estimated amount is RMB 14,342 as of acquisition date. Purchase price of this arrangement is negative consideration, which include: the present value of item (i) and (ii) above in the amount of RMB 5,878 and RMB 3,222, respectively. The present values and interests growing along with passage of time were recorded under the other non-current assets. Refer to Note 11 (ii)-Other Non-Current Assets, Net for further information.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as of the acquisition date as follows:

		Amortization
		Period (in
	RMB	years)

Property and equipment	1,023
Intangible assets:
Trademark	2,322	3
Workforce	1,870	2
Goodwill	20,911
Defer tax assets, net of deferred tax liabilities	6,987
Total assets	33,113
Deferred revenue	(27,871)
Other payables	(14,342)
Total	(9,100)

The Group used the following valuation methodologies to value assets acquired, liabilities assumed and intangible assets identified:

(a)	The present values of long term accounts receivable and other receivables were calculated using 17% discount rate;
(b)	Property and equipment were valued using the cost approach;
(c)	Trademark was valued using the relief from royalty method, which represents the benefits of owning the intangible asset rather than paying royalties for its use;
(d)	Workforce was valued using the replacement cost approach;
(e)	All other current assets and current liabilities carrying value approximated fair value at the time of acquisition.

With the outbreak of COVID-19 from early 2020, all tutoring centers in Beijing have been closed till August 2020. The management closed four Jinghan Tutoring Centers with low profitability in the second quarter of 2020. Based on negative forecast of remaining tutoring centers, Beijing Xinganxian reached an agreement with Beijing Jinghan Taihe to terminate to operate the remaining tutoring centers by Beijing Xinganxian from August 25, 2020 and thereafter. The Group recognized full impairment loss of the goodwill in RMB 20,911 in the year of 2020. The Group is negotiating with Jinghan Taihe on settlement of the outstanding receivables and payables recognized under such arrangement as of the date of this report.

Acquisition completed in 2020:

(1)	NewSchool

On March 6, 2020, Ambow NSAD Inc. acquired 100% of the outstanding membership interests of NewSchool, a higher education institution based in San Diego, California offering Bachelor and Master of Architecture programs in Architecture, Construction Management, Product Design, Graphic Design & Interactive Media, and Interior Architecture and Design.

Management of the Group is responsible for determining the fair value of consideration transferred, assets acquired, liabilities assumed and intangible assets identified as of the acquisition date and considered a number of factors including valuations from an independent appraiser.

The purchase price of RMB 7,510 (US$ 1,083) was cash consideration and payable to the seller on or before December 31, 2021.

The assets acquired from NewSchool include a subsidy provided by the seller for four years after the acquisition for the loss of certain online business of NewSchool after the change of ownership. The fair value of subsidy receivable was discounted by future subsidy payments during the four-year period. The purchase price is less than the fair value of the net assets acquired from NewSchool. As a result, the Group recorded a gain on bargain purchase in connection with this transaction. On October 4, 2021, the Group reached an agreement with the seller to settle the subsidy receivable from the seller, current and non-current, with the consideration payable due to the seller. As of December 31, 2021, the net subsidy receivable has been fully collected.

The Group used the following valuation methodologies to value assets acquired, liabilities assumed and intangible assets identified:

(a)	Property and equipment were valued using the cost approach;
(b)	Tradename was valued using the relief from royalty method, which represents the benefits of owning the intangible asset rather than paying royalties for its use;
(c)	Accreditation was valued using the multi-period excess earning method approach;
(d)	All other current assets and current liabilities carrying value approximated fair value at the time of acquisition.

Acquisition-related costs incurred for the acquisitions have been expensed as incurred in general and administrative expense.

The purchase price was allocated based on the fair values of the acquired assets and liabilities as of the acquisition date as follows:

		Amortization
		Period (in
	RMB	years)

Cash and cash equivalents	23,755
Restricted cash	13,867
Accounts receivable	2,370
Prepaid and other current assets	7,310
Property and equipment	1,468
Intangible assets:
Software	1,879
Tradename	3,190	Indefinite
Accreditation	693	10
Operating lease right-of-use asset	83,680
Other non-current assets	11,919
Total assets	150,131
Accounts payable	(44)
Accrued and other liabilities	(4,275)
Income tax payable, current	(4,887)
Deferred tax liabilities	(9,419)
Operating lease liability	(83,723)
Total liabilities	(102,348)
Gain on bargain purchase	(40,273)
Total purchase price	7,510

For the purposes of presenting operating segments, NewSchool is classified in the CP&CE Programs.

The following unaudited pro forma information summarizes the results of operations of the Group for the years ended December 31, 2018, 2019 and 2020, respectively, as if the acquisition of NewSchool had been completed on January 1, 2018. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place on the date indicated and may not be indicative of future operating results. The pro forma adjustments are based upon available information and certain assumptions that management believes are reasonable.

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
	Unaudited	Unaudited	Unaudited
Pro forma net revenues	629,862	673,941	551,101
Pro forma net income/(loss)	44,947	(94,767)	(60,143)